BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2024
BORROWINGS
Schedule of borrowing

	September 30,
	2023	2024
	RMB	RMB
Borrowing from Agricultural Bank of China under Xinjiang Origin, due on September 24, 2025 with annual interest rate of 3.35%, secured by Xinjiang Origin’s properties and land use right	—	4,950
Interest-free borrowing from Beijing Changping Technology Development Co. Ltd.(“BC-TID”)	—	—
Long-term borrowings	—	—